----------------------------
                                                         OMB APPROVAL
                                                   ----------------------------
                                                   OMB Number:        3235-0578
                                                   Expires:        May 31, 2007
                                                   Estimated average burden
                                                   hours per response.....21.09
                                                   ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09221

    The Community Reinvestment Act Qualified Investment Fund

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                1830 Main Street

                                    Suite 204

                                Weston, FL 33326

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:  5/31/2006

Date of reporting period: 2/28/2006

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2006 (Unaudited)
The Community Reinvestment Act Qualified Investment Fund

                                                                  Principal
                                                                    Amount          Value
                                                                 ------------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.79%
FGLMC Single Family - 13.76%
    Pool A15504, 5.00%, 10/01/2033                               $    963,312   $    936,973
    Pool A19041, 5.00%, 02/01/2034                                    862,902        837,915
    Pool A20319, 5.00%, 03/01/2034                                  1,220,127      1,184,796
    Pool A23251, 5.00%, 05/01/2034                                    720,982        700,104
    Pool A30453, 5.00%, 12/01/2034                                    793,136        770,169
    Pool A33164, 5.00%, 01/01/2035                                    870,591        845,381
    Pool A34544, 5.00%, 04/01/2035                                  3,100,767      3,005,449
    Pool A38831, 5.00%, 04/01/2035                                  1,719,054      1,666,211
    Pool A40763, 5.00%, 12/01/2035                                  1,002,003        971,201
    Pool A42100, 5.00%, 01/01/2036                                  1,111,321      1,077,159
    Pool A45069, 5.00%, 05/01/2035                                  2,152,964      2,116,791
    Pool A45529, 5.00%, 06/01/2035                                  3,887,280      3,767,785
    Pool A46125, 5.00%, 07/01/2035                                  4,034,599      3,910,575
    Pool A46739, 5.00%, 08/01/2035                                  1,265,678      1,226,771
    Pool A47419, 5.00%, 10/01/2035                                  1,336,992      1,295,893
    Pool A47548, 5.00%, 11/01/2035                                  2,178,014      2,111,062
    Pool B31700, 5.00%, 07/01/2035                                    768,974        745,336
    Pool A15506, 5.50%, 10/01/2033                                  1,683,107      1,672,431
    Pool A16092, 5.50%, 11/01/2033                                  1,408,866      1,399,930
    Pool A16466, 5.50%, 11/01/2033                                  1,378,531      1,369,787
    Pool A17987, 5.50%, 01/01/2034                                  1,461,566      1,451,224
    Pool A18418, 5.50%, 01/01/2034                                  1,310,761      1,301,486
    Pool A19042, 5.50%, 02/01/2034                                  1,149,917      1,141,780
    Pool A19043, 5.50%, 02/01/2034                                  2,099,396      2,084,541
    Pool A23250, 5.50%, 05/01/2034                                  1,182,714      1,174,345
    Pool A26091, 5.50%, 08/01/2034                                  3,328,284      3,304,733
    Pool A28167, 5.50%, 10/01/2034                                  1,627,121      1,615,608
    Pool A30452, 5.50%, 12/01/2034                                  1,710,827      1,698,721
    Pool A33163, 5.50%, 01/01/2035                                  1,630,383      1,617,035
    Pool A34530, 5.50%, 04/01/2035                                  1,391,779      1,380,385
    Pool A37281, 5.50%, 08/01/2035                                    697,235        691,526
    Pool A37325, 5.50%, 08/01/2035                                  1,119,494      1,110,328
    Pool A38484, 5.50%, 10/01/2035                                  1,474,443      1,462,372
    Pool A40186, 5.50%, 11/01/2035                                  1,480,589      1,468,468
    Pool A40764, 5.50%, 12/01/2035                                  1,791,521      1,776,854
    Pool A42101, 5.50%, 01/01/2036                                  3,064,713      3,039,622
    Pool A45404, 5.50%, 06/01/2035                                  1,454,425      1,442,517
    Pool A46469, 5.50%, 07/01/2035                                  1,021,857      1,013,492
    Pool A46750, 5.50%, 08/01/2035                                  1,566,671      1,553,845
    Pool A47421, 5.50%, 10/01/2035                                  1,437,899      1,426,127
    Pool A47557, 5.50%, 11/01/2035                                  1,243,328      1,233,149
    Pool C72447, 5.50%, 10/01/2032                                    754,612        750,002
    Pool C72677, 5.50%, 11/01/2032                                    744,707        740,157
    Pool C74225, 5.50%, 11/01/2032                                    736,251        731,753
    Pool C75088, 5.50%, 12/01/2032                                    677,785        673,644
    Pool C79010, 5.50%, 04/01/2033                                  1,192,470      1,184,906
    Pool C79063, 5.50%, 04/01/2033                                    876,335        870,776
    Pool A15513, 6.00%, 10/01/2033                                    330,919        334,526
    Pool A26090, 6.00%, 08/01/2034                                    700,535        707,609
    Pool A40185, 6.00%, 11/01/2035                                    487,903        492,794
    Pool A40766, 6.00%, 12/01/2035                                  1,020,907      1,031,140
    Pool A42102, 6.00%, 01/01/2036                                  1,128,797      1,140,112
    Pool A42806, 6.00%, 02/01/2036                                  3,039,615      3,070,084
    Pool B31165, 6.00%, 12/01/2031                                    414,137        419,028
    Pool C61762, 6.00%, 12/01/2031                                    156,917        158,770
    Pool C70994, 6.00%, 09/01/2032                                    560,156        566,612
    Pool C72004, 6.00%, 09/01/2032                                    418,190        423,009
    Pool C74224, 6.00%, 11/01/2032                                    299,492        302,944
    Pool C74648, 6.00%, 11/01/2032                                    515,146        521,083
    Pool C74651, 6.00%, 11/01/2032                                     64,899         65,647
    Pool C75089, 6.00%, 12/01/2032                                    451,711        456,917
    Pool C76059, 6.00%, 01/01/2033                                    691,224        699,190
    Pool C77393, 6.00%, 02/01/2033                                    491,251        496,605
    Pool TBA, 6.00%, 03/15/2033                                     1,450,000      1,463,594
    Pool B31166, 6.50%, 12/01/2031                                    214,497        219,923
    Pool C38992, 6.50%, 12/01/2029                                    383,796        394,309
    Pool C50755, 6.50%, 03/01/2031                                    112,939        115,796
    Pool C54246, 6.50%, 07/01/2031                                     81,776         83,845
    Pool C58863, 6.50%, 09/01/2031                                     85,630         87,849
    Pool C59148, 6.50%, 10/01/2031                                     93,074         95,429
    Pool C61764, 6.50%, 12/01/2031                                    185,120        189,803
    Pool C63392, 6.50%, 01/01/2032                                    182,691        187,267
    Pool C64625, 6.50%, 02/01/2032                                    426,482        437,165
    Pool C65420, 6.50%, 03/01/2032                                    250,876        257,160
    Pool C66762, 6.50%, 05/01/2032                                    140,116        143,626
    Pool C66763, 6.50%, 05/01/2032                                    666,371        683,062
    Pool C66830, 6.50%, 05/01/2032                                    248,828        255,061
    Pool C68518, 6.50%, 06/01/2032                                    414,931        425,324
    Pool C72446, 6.50%, 08/01/2032                                    372,677        382,012
    Pool C41299, 7.50%, 08/01/2030                                     98,474        103,136
                                                                                ------------
                                                                                  85,961,546
                                                                                ------------
FHA Project Loan - 1.49%
FHA Project Loan
    034-35271, 6.95%, 11/01/2025 (c)                                  424,378        437,152
    034-35272, 6.95%, 11/01/2025 (c)                                  420,595        433,255
    WM 2002-1, 7.43%, 08/01/2019 (c)                                1,743,565      1,756,293
    031-43178, 8.40%, 05/01/2030 (c)                                4,695,543      4,906,843
Reilly
    130, 7.43%, 08/25/2021 (c)                                      1,769,756      1,782,675
                                                                                ------------
                                                                                   9,316,218
                                                                                ------------

FNMA Multi Family - 17.85%
    Pool 386380, 4.21%, 07/01/2013                                    482,230        454,698
    Pool 386418, 4.35%, 08/01/2013                                  2,410,533      2,290,650
    Pool 386925, 4.36%, 04/01/2014                                  2,621,375      2,484,961
    Pool 387459, 4.48%, 06/01/2011                                  1,084,618      1,057,318
    Pool 386084, 4.56%, 01/01/2012                                    124,741        121,662
    Pool 386219, 4.60%, 06/01/2013                                  2,888,768      2,785,758
    Pool 386947, 4.62%, 11/01/2014                                  2,949,051      2,837,432
    Pool 386602, 4.66%, 10/01/2013                                  2,909,961      2,813,559
    Pool 386432, 4.75%, 08/01/2013                                  1,134,816      1,102,996
    Pool 387425, 4.76%, 06/01/2015                                  5,948,059      5,768,880
    Pool 385815, 4.77%, 01/01/2013                                  7,418,434      7,236,816
    Pool 386862, 4.78%, 05/01/2014                                  1,951,859      1,899,333
    Pool 387286, 4.78%, 03/01/2015                                  4,550,349      4,419,908
    Pool 387240, 4.79%, 03/01/2013                                    691,626        675,009
    Pool 387159, 4.83%, 12/01/2014                                  1,166,434      1,137,063
    Pool 387284, 4.84%, 03/01/2015                                    987,680        962,522
    Pool 387273, 4.89%, 02/01/2015                                  1,282,648      1,254,330
    Pool 387277, 4.89%, 02/01/2015                                  1,381,313      1,350,817
    Pool 386968, 4.92%, 05/01/2014                                  5,584,828      5,479,118
    Pool 386582, 4.93%, 10/01/2012                                  1,474,550      1,448,527
    Pool 387202, 4.98%, 12/01/2014                                  6,334,158      6,235,921
    Pool 387560, 4.98%, 09/01/2015                                  3,442,517      3,384,993
    Pool 387109, 5.02%, 09/01/2014                                  1,968,922      1,940,676
    Pool 387517, 5.02%, 08/01/2020                                  1,987,719      1,953,326
    Pool 386980, 5.04%, 06/01/2014                                  1,272,826      1,256,319
    Pool 873236, 5.09%, 02/01/2016 (c)                              1,000,000        990,000
    Pool 386106, 5.10%, 10/01/2018                                    261,612        249,503
    Pool 387433, 5.11%, 06/01/2023                                    991,910        962,833
    Pool 387289, 5.12%, 07/01/2029                                  3,683,330      3,569,548
    Pool 873384, 5.17%, 02/01/2021 (c)                              1,000,000        990,400
    Pool 386104, 5.185%, 04/01/2021                                   383,408        369,640
    Pool 387215, 5.19%, 01/01/2023                                    771,181        743,537
    Pool 387216, 5.19%, 01/01/2023                                    601,948        578,375
    Pool 387438, 5.19%, 06/01/2020                                    495,932        487,562
    Pool 387446, 5.22%, 06/01/2020                                  3,986,175      3,934,550
    Pool 385993, 5.23%, 04/01/2021                                    966,792        954,694
    Pool 386892, 5.23%, 04/01/2022                                    566,276        556,529
    Pool 387452, 5.25%, 06/01/2035                                    793,697        779,898
    Pool 873414, 5.285%, 02/01/2024 (c)                             1,800,000      1,783,800
    Pool 387349, 5.31%, 04/01/2020                                  2,276,625      2,270,050
    Pool 387312, 5.33%, 04/01/2035                                  2,970,191      2,930,384
    Pool TBA, 5.42%, 02/28/2036 (c)                                 2,082,000      2,117,186
    Pool 387399, 5.46%, 08/01/2020                                    299,489        304,200
    Pool 386730, 5.56%, 01/01/2022                                  3,317,344      3,296,810
    Pool 386969, 5.70%, 05/01/2009 (c)                                530,327        530,804
    Pool 387708, 5.70%, 11/01/2015                                    764,405        789,038
    Pool 386991, 5.86%, 06/01/2022                                    245,965        252,696
    Pool 386464, 5.88%, 08/01/2021                                  2,826,653      2,905,951
    Pool 387005, 5.95%, 06/01/2022                                    744,086        771,895
    Pool 387046, 6.11%, 10/01/2022                                    648,333        678,791
    Pool 385327, 6.16%, 08/01/2017                                    481,247        503,589
    Pool 384215, 6.20%, 09/01/2016                                  1,139,343      1,136,694
    Pool 383486, 6.33%, 04/01/2019                                    616,647        646,468
    Pool 384990, 6.57%, 04/01/2020                                    192,420        202,878
    Pool 384201, 6.58%, 11/01/2026                                    797,063        873,650
    Pool 380240, 6.59%, 05/01/2016                                  1,033,562      1,031,825
    Pool 384719, 6.59%, 02/01/2017                                  1,444,567      1,562,769
    Pool 383604, 6.645%, 05/01/2016                                   662,078        706,432
    Pool 383145, 6.85%, 02/01/2019                                  2,032,922      2,198,488
    Pool 385051, 6.89%, 05/01/2020                                  2,319,548      2,540,796
    Pool 385052, 6.89%, 05/01/2020                                    741,211        812,022
    Pool 386046, 7.22%, 04/01/2021                                  2,826,576      3,180,076
                                                                                ------------
                                                                                 111,546,953
                                                                                ------------

FNMA Single Family - 12.59%
    Pool 670266, 5.00%, 01/01/2018                                    565,741        559,454
    Pool 702422, 5.00%, 06/01/2033                                    428,024        417,387
    Pool 755547, 5.00%, 10/01/2033                                  1,435,249      1,399,580
    Pool 776854, 5.00%, 11/01/2034                                    929,856        905,238
    Pool 779566, 5.00%, 05/01/2034                                  1,739,674      1,693,616
    Pool 783885, 5.00%, 12/01/2034                                  1,159,609      1,128,908
    Pool 786518, 5.00%, 05/01/2034                                  1,185,908      1,154,511
    Pool 808194, 5.00%, 03/01/2035                                  1,349,682      1,311,553
    Pool 809308, 5.00%, 01/01/2035                                  1,278,215      1,244,374
    Pool 820333, 5.00%, 09/01/2035                                  1,664,161      1,617,148
    Pool 829353, 5.00%, 10/01/2035                                  1,376,313      1,337,432
    Pool 832752, 5.00%, 08/01/2035                                  1,264,320      1,228,602
    Pool 674879, 5.50%, 01/01/2033                                    212,983        211,452
    Pool 677877, 5.50%, 11/01/2032                                    361,411        358,813
    Pool 696281, 5.50%, 02/01/2033                                    199,745        198,309
    Pool 720036, 5.50%, 07/01/2033                                    698,444        693,497
    Pool 776709, 5.50%, 05/01/2034                                    880,394        873,414
    Pool 779567, 5.50%, 05/01/2034                                    743,732        737,835
    Pool 783867, 5.50%, 09/01/2034                                  1,383,255      1,372,287
    Pool 783869, 5.50%, 11/01/2034                                  3,033,368      3,009,316
    Pool 783891, 5.50%, 12/01/2034                                  4,177,716      4,144,591
    Pool 783927, 5.50%, 10/01/2034                                  3,066,677      3,042,361
    Pool 796896, 5.50%, 10/01/2034                                  2,290,325      2,272,165
    Pool 808195, 5.50%, 02/01/2035                                    934,881        927,468
    Pool 808202, 5.50%, 01/01/2035                                  2,765,038      2,743,114
    Pool 808212, 5.50%, 02/01/2035                                  1,315,089      1,304,662
    Pool 809305, 5.50%, 01/01/2035                                  1,045,503      1,037,213
    Pool 809306, 5.50%, 01/01/2035                                    936,909        929,480
    Pool 809307, 5.50%, 01/01/2035                                  2,474,686      2,455,064
    Pool 809309, 5.50%, 01/01/2035                                  2,852,787      2,830,167
    Pool 814622, 5.50%, 02/01/2035                                  3,603,400      3,571,240
    Pool 815003, 5.50%, 03/01/2035                                  1,839,665      1,823,246
    Pool 833181, 5.50%, 09/01/2035                                  1,020,600      1,011,491
    Pool 865616, 5.50%, 02/01/2036                                  1,637,911      1,623,268
    Pool 614014, 6.00%, 11/01/2031                                    252,417        255,282
    Pool 614022, 6.00%, 11/01/2031                                     92,240         93,287
    Pool 624093, 6.00%, 02/01/2032                                    351,138        355,124
    Pool 624108, 6.00%, 03/01/2032                                    372,228        376,351
    Pool 783736, 6.00%, 07/01/2034                                  1,153,678      1,164,779
    Pool 783866, 6.00%, 09/01/2034                                  2,757,725      2,784,260
    Pool 783870, 6.00%, 11/01/2034                                  1,046,698      1,056,770
    Pool 783925, 6.00%, 10/01/2034                                  1,010,264      1,019,985
    Pool 786519, 6.00%, 07/01/2034                                  2,156,255      2,177,003
    Pool 794353, 6.00%, 08/01/2034                                  1,139,239      1,150,201
    Pool 796897, 6.00%, 09/01/2034                                    919,731        928,580
    Pool 809310, 6.00%, 01/01/2035                                  1,100,889      1,111,482
    Pool 826613, 6.00%, 07/01/2035                                 10,698,339     10,799,599
    Pool 865614, 6.00%, 02/01/2036                                  2,151,964      2,172,332
    Pool TBA, 6.00%, 03/15/2033                                     1,559,832      1,573,967
    Pool 601826, 6.50%, 09/01/2031                                     91,911         94,335
    Pool 624109, 6.50%, 03/01/2032                                    207,409        212,789
    Pool 641885, 6.50%, 03/01/2032                                    183,291        188,045
                                                                                ------------
                                                                                  78,682,427
                                                                                ------------

GNMA Multi Family - 15.91%
    Pool 2004-103 A, 3.878%, 12/16/2019                               567,978        552,981
    Pool 2005-79 A, 3.998%, 04/16/2030                              3,680,352      3,562,128
    Pool 2006-3 A, 4.212%, 01/16/2028                               6,237,330      6,058,356
    Pool 2005-59 A, 4.388%, 05/16/2023                              3,987,595      3,909,734
    Pool 2005-87 A, 4.449%, 05/16/2025                              8,092,470      7,916,799
    Pool 2005-10 C, 4.667%, 08/16/2029                              1,000,000        963,174
    Pool 2005-34 B, 4.739%, 05/16/2021                              5,800,000      5,661,380
    Pool 2005-59 B, 4.816%, 10/16/2029                             24,700,000     24,135,630
    Pool 2005-79 C, 4.952%, 11/16/2045                              1,000,000        976,922
    Pool 631787, 4.99%, 06/15/2006                                  5,390,000      5,230,149
    Pool 2005-87 B, 5.116%, 02/16/2028                              2,007,300      1,988,323
    Pool 634273, 5.25%, 12/15/2045                                  2,667,500      2,636,130
    Pool 634275, 5.25%, 12/15/2025                                  1,130,800      1,117,502
    Pool 636349, 5.45%, 10/15/2007                                  2,350,000      2,353,706
    Pool 642165, 5.47%, 10/15/2035                                  1,821,402      1,849,197
    Pool 634979, 5.50%, 01/01/2036                                    464,215        472,547
    Pool 643790, 5.50%, 10/15/2035                                  1,224,775      1,247,442
    Pool 593486, 5.545%, 12/15/2045                                 3,557,000      3,578,378
    Pool 593488, 5.545%, 12/15/2028                                 1,529,200      1,538,390
    Pool 629317, 5.55%, 04/15/2007                                  4,400,000      4,430,492
    Pool TBA, 5.75%, 12/01/2035 (c)                                   535,000        559,075
    Pool 638907, 5.875%, 01/15/2007                                 1,362,100      1,401,857
    Pool 593482, 6.00%, 06/15/2045                                    851,400        879,256
    Pool 593484, 6.00%, 06/15/2025                                    514,100        530,920
    Pool 637911, 6.00%, 07/01/2035                                    459,082        482,197
    Pool 639306, 6.00%, 02/01/2036 (c)                              1,206,753      1,292,070
    Pool 645747, 6.00%, 09/15/2032                                    665,348        698,803
    Pool 629305, 6.15%, 08/15/2009                                  6,582,600      6,869,634
    Pool 572704, 6.35%, 01/15/2032                                    816,551        842,619
    Pool 536576, 6.75%, 09/15/2036                                  1,593,005      1,686,095
    Pool 544414, 6.82%, 04/15/2042                                    675,091        726,361
    Pool 583872, 7.00%, 05/15/2032                                    826,952        893,339
    Pool 586120, 7.00%, 09/15/2032                                    776,311        841,688
    Pool 583902, 7.25%, 07/15/2030                                    453,690        494,000
    Pool 591450, 7.50%, 07/15/2032                                    924,514      1,000,310
                                                                                ------------
                                                                                  99,377,584
                                                                                ------------

GNMA Single Family - 0.05%
    Pool 582048, 6.50%, 01/15/2032                                    170,148        177,450
    Pool 530199, 7.00%, 03/20/2031                                     66,202         68,790
    Pool 547302, 7.50%, 02/20/2031                                     85,063         88,693
                                                                                ------------
                                                                                     334,933
                                                                                ------------

HUD - 0.02%
Housing Urban Development
    Series 97-A, 7.13%, 08/01/2017                                    140,000        143,471
                                                                                ------------

SBA - 2.12%
Small Business Association
    Pool 507190, 4.50%, 03/25/2030 (b)                              2,731,769      2,709,428
    Pool 507253, 4.50%, 05/25/2030 (b)                              4,165,172      4,131,159
    Pool 507417, 4.60%, 09/25/2030 (b)                              4,215,599      4,197,771
    Pool 507529, 4.60%, 11/25/2030 (b)                              2,183,922      2,174,726
                                                                                ------------
                                                                                  13,213,084
                                                                                ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $405,341,798)                  $398,576,216
                                                                                ------------
MUNICIPAL BONDS - 33.36%
Arizona - 0.12%
Phoenix Industrial Development Authority
    5.04%, 10/20/2016                                                 750,000        729,503
                                                                                ------------

Arkansas - 0.10%
Arkansas Development Finance Authority
    3.45%, 10/01/2007                                                 660,000        643,962
                                                                                ------------

California - 1.89%
California Housing Finance Agency
    4.56%, 08/01/2036 (b)                                             250,000        250,000
California Rural Home Mortgage Finance Authority
    6.15%, 12/01/2029                                               1,198,000      1,198,000
Los Angeles Community Redevelopment Agency
    4.56%, 12/01/2038 (b)                                             250,000        250,000
    5.83%, 12/01/2017                                               3,200,000      3,328,512
    5.90%, 09/01/2035                                               1,635,000      1,642,063
Napa Community Redevelopment Agency
    5.60%, 09/01/2018                                                 500,000        508,560
Sacramento County Housing Authority
    7.65%, 09/01/2015                                                 890,000        948,785
San Diego Redevelopment Agency
    3.00%, 09/01/2006                                                 185,000        183,135
    3.50%, 09/01/2007                                                 185,000        180,740
    4.00%, 09/01/2008                                                 195,000        189,768
    4.30%, 09/01/2009                                                 200,000        193,758
    6.25%, 09/01/2013                                               1,240,000      1,319,174
San Mateo Redevelopment Agency
    4.25%, 08/01/2012                                                 395,000        375,779
    4.375%, 08/01/2013                                                405,000        384,410
    4.50%, 08/01/2014 to 08/01/2015                                   870,000        826,711
                                                                                ------------
                                                                                  11,779,395
                                                                                ------------

Colorado - 0.29%
Colorado Housing & Finance Authority
    5.22%, 05/01/2036                                               1,500,000      1,491,060
    7.125%, 10/01/2012                                                290,000        299,271
                                                                                ------------
                                                                                   1,790,331
                                                                                ------------

Connecticut - 0.96%
Connecticut Housing Finance Authority
    3.44%, 11/15/2008                                                 110,000        105,818
    3.49%, 11/15/2007                                                 345,000        336,703
    3.77%, 11/15/2009                                                 100,000         96,017
    3.96%, 11/15/2010                                                 100,000         96,009
    4.16%, 11/15/2011                                                  50,000         48,080
    4.34%, 11/15/2012                                                 560,000        539,140
    4.46%, 11/15/2009                                                 475,000        464,992
    4.54%, 11/15/2010                                                 475,000        463,586
    4.61%, 11/15/2011                                                 510,000        496,755
    4.71%, 11/15/2013                                                 540,000        528,703
    5.34%, 11/15/2018                                                 161,000        165,263
    5.85%, 11/15/2022                                               2,570,000      2,660,541
                                                                                ------------
                                                                                   6,001,607
                                                                                ------------

Delaware - 0.09%
Delaware State Housing Authority
    4.00%, 07/01/2020                                                 555,000        554,956
                                                                                ------------

Florida - 3.23%
Boynton Beach Community Redevelopment Agency
    5.65%, 10/01/2026                                               1,000,000      1,003,620
Florida Housing Finance Corp.
    4.56%, 01/01/2045 (b)                                           7,900,000      7,900,000
    6.85%, 04/01/2021                                                 355,000        378,323
    7.875%, 07/01/2015                                                485,000        514,284
Miami Beach
    4.36%, 12/01/2007                                               1,710,000      1,688,454
    4.67%, 12/01/2011                                               3,000,000      2,915,880
Miami-Dade County Housing Finance Authority
    3.80%, 09/01/2012                                                 200,000        193,728
    4.00%, 06/01/2016                                               1,500,000      1,411,230
    4.625%, 11/01/2014                                                300,000        294,720
    6.60%, 08/01/2016                                                 425,000        443,169
    7.15%, 01/01/2019                                                 280,000        302,809
Miami-Dade County Industrial Development Authority
    3.19%, 05/01/2028 (b)                                           2,620,000      2,620,000
Palm Beach County Housing Finance Authority Housing Revenue
    4.50%, 12/01/2015                                                 490,000        487,266
                                                                                ------------
                                                                                  20,153,483
                                                                                ------------

Georgia - 0.33%
Fulton County Housing Authority
    6.30%, 10/15/2014                                                 565,000        579,283
Georgia St Housing & Finance Authority
    4.55%, 06/01/2020                                                 975,000        980,451
    4.875%, 12/01/2024                                                500,000        507,030
                                                                                ------------
                                                                                   2,066,764
                                                                                ------------

Idaho - 0.01%
Idaho Housing & Finance Association
    1.60%, 07/01/2006                                                  90,000         89,154
                                                                                ------------

Illinois - 1.77%
Illinois Housing Development Authority
    1.45%, 08/01/2006                                                 390,000        385,242
    3.20%, 05/01/2027 (b)                                             500,000        500,000
    4.55%, 12/01/2009                                               2,315,000      2,308,958
    5.08%, 01/01/2013                                                 460,000        456,049
    5.11%, 07/01/2013                                                 465,000        460,768
    5.16%, 01/01/2015 to 07/01/2015                                 1,050,000      1,043,913
    5.31%, 08/01/2036                                               2,000,000      1,998,480
    5.50%, 12/01/2014                                               2,000,000      2,020,800
    6.21%, 06/01/2026                                               1,320,000      1,391,148
    7.82%, 06/01/2022                                                 160,000        162,304
Upper Illinois River Valley Development Authority
    7.85%, 02/01/2007                                                 300,000        303,447
                                                                                ------------
                                                                                  11,031,109
                                                                                ------------

Indiana - 0.65%
City of Elkhart
    6.60%, 05/20/2014                                                 465,000        493,049
Indiana Housing Finance Authority
    2.20%, 07/01/2007                                                 315,000        306,196
    7.34%, 07/01/2030                                               3,035,000      3,244,475
                                                                                ------------
                                                                                   4,043,720
                                                                                ------------

Iowa - 0.13%
Iowa Finance Authority
    6.55%, 12/01/2015                                                 780,000        819,008
                                                                                ------------

Kentucky - 1.23%
Kentucky Housing Corp.
    4.66%, 01/01/2013                                                 875,000        854,455
    4.69%, 07/01/2013                                               1,180,000      1,150,642
    4.73%, 01/01/2014                                               1,185,000      1,156,915
    4.74%, 07/01/2014                                                 885,000        862,955
    4.78%, 01/01/2015                                               1,125,000      1,098,034
    4.97%, 07/01/2010                                               1,000,000        988,450
    5.17%, 01/01/2013 to 07/01/2013                                 1,340,000      1,340,670
    5.18%, 01/01/2014                                                 160,000        160,088
    5.45%, 07/01/2021                                                 100,000        103,461
                                                                                ------------
                                                                                   7,715,670
                                                                                ------------

Louisiana - 0.09%
Louisiana Housing Finance Agency
    4.00%, 12/01/2014                                                 175,000        174,864
    4.10%, 12/01/2015                                                  80,000         79,932
    4.15%, 12/01/2016                                                 200,000        199,990
    5.04%, 06/01/2033                                                  95,000         94,297
                                                                                ------------
                                                                                     549,083
                                                                                ------------

Maryland - 1.26%
Maryland Community Development Administration Department of Housing & Community Development
    3.18%, 09/01/2035 (b)                                           1,000,000      1,000,000
    4.50%, 05/15/2036 (b)                                           6,900,000      6,900,000
                                                                                ------------
                                                                                   7,900,000
                                                                                ------------

Massachusetts - 0.94%
Massachusetts Development Finance Agency
    4.85%, 09/01/2013                                                  25,000         25,666
    5.84%, 12/01/2036                                               1,000,000      1,012,280
Massachusetts Housing Finance Agency
    5.27%, 12/01/2013                                               1,230,000      1,237,958
    5.50%, 07/01/2013                                                 365,000        384,108
    5.54%, 12/01/2025                                               3,210,000      3,218,121
                                                                                ------------
                                                                                   5,878,133
                                                                                ------------

Minnesota - 0.22%
St Paul Housing & Redevelopment Authority
    4.62%, 09/01/2009                                                 250,000        245,620
    5.14%, 09/01/2013                                               1,150,000      1,131,071
                                                                                ------------
                                                                                   1,376,691
                                                                                ------------

Mississippi - 0.06%
Mississippi Development Bank Special Obligation
    5.00%, 06/01/2014                                                 395,000        389,205
                                                                                ------------

Missouri - 0.32%
Missouri Housing Development Commission
    4.00%, 09/01/2023                                                 510,000        528,263
    4.15%, 09/25/2025                                                 381,795        379,463
    6.00%, 03/01/2025 to 03/01/2032                                 1,085,000      1,102,228
                                                                                ------------
                                                                                   2,009,954
                                                                                ------------

Nevada - 1.22%
City of Las Vegas
    3.23%, 04/01/2030 (b)                                             500,000        500,000
Nevada Housing Division
    3.83%, 10/01/2013                                               1,905,000      1,858,232
    4.00%, 04/01/2007                                                 150,000        147,963
    4.18%, 04/01/2031 (b)                                             585,000        585,000
    4.22%, 10/01/2026 (b)                                             500,000        500,000
    4.60%, 10/01/2026 (a)(b)                                        1,175,000      1,175,000
    5.11%, 04/01/2017                                                 235,000        230,899
    5.41%, 10/01/2014                                               1,060,000      1,070,303
    5.70%, 10/01/2006                                                 170,000        170,223
    6.24%, 04/01/2013                                               1,365,000      1,407,547
                                                                                ------------
                                                                                   7,645,167
                                                                                ------------

New Jersey - 0.85%
City of Elizabeth
    7.00%, 08/01/2010                                                 115,000        115,224
    7.18%, 08/01/2013                                                 125,000        125,255
New Jersey St Housing & Mortgage Finance Agency
    4.53%, 11/01/2047 (b)                                           1,600,000      1,600,000
    3.16%, 10/01/2023 (b)                                             700,000        700,000
    3.20%, 11/01/2039 (b)                                           1,450,000      1,450,000
    8.07%, 05/01/2016                                               1,260,000      1,289,535
                                                                                ------------
                                                                                   5,280,014
                                                                                ------------

New Mexico - 0.36%
New Mexico Mortgage Finance Authority
    4.16%, 03/01/2009                                                 130,000        126,505
    4.625%, 03/01/2013                                                475,000        470,977
    7.58%, 09/01/2027                                               1,570,000      1,643,366
                                                                                ------------
                                                                                   2,240,848
                                                                                ------------

New York - 0.87%
City of Binghamton
    7.00%, 08/01/2010                                                  90,000         90,615
    7.18%, 08/01/2013                                                 140,000        141,109
New York City Housing Development Corp.
    4.25%, 11/01/2009                                               1,050,000      1,018,773
    4.43%, 11/01/2010                                               1,120,000      1,085,985
    4.50%, 05/01/2034 (b)                                             500,000        500,000
    4.66%, 11/01/2010                                               2,000,000      1,954,060
New York State Housing Finance Agency
    8.11%, 11/15/2038                                                 170,000        178,359
Schenectady Metroplex Development Authority
    5.30%, 08/01/2028                                                 500,000        492,245
                                                                                ------------
                                                                                   5,461,146
                                                                                ------------

North Carolina - 0.02%
North Carolina Housing Finance Agency
    4.90%, 01/01/2024                                                 145,000        145,132
                                                                                ------------

Ohio - 0.35%
County of Cuyahoga
    4.25%, 06/01/2011                                                 870,000        836,670
    5.10%, 06/01/2018                                                 730,000        714,984
Ohio Housing Finance Agency
    3.18%, 09/01/2033 to 09/01/2035 (b)                               640,000        640,000
                                                                                ------------
                                                                                   2,191,654
                                                                                ------------

Oregon - 0.35%
City of Portland
    4.10%, 06/01/2008                                                 360,000        352,433
    4.15%, 12/15/2024 (b)                                             600,000        600,000
    4.30%, 06/01/2011 to 06/01/2012                                   705,000        674,379
    4.35%, 06/01/2013                                                 320,000        303,545
    4.45%, 06/01/2014                                                 300,000        284,661
                                                                                ------------
                                                                                   2,215,018
                                                                                ------------

Pennsylvania - 2.28%
Allegheny County Redevelopment Authority
    5.00%, 09/01/2013                                               1,585,000      1,564,554
Commonwealth Financing Authority
    4.95%, 06/01/2008                                               3,000,000      2,992,860
    5.00%, 06/01/2009                                               4,170,000      4,158,574
    5.08%, 06/01/2010                                               1,730,000      1,727,249
    5.13%, 06/01/2012                                                 985,000        983,877
    5.24%, 06/01/2014                                                 500,000        502,285
Pennsylvania Housing Finance Agency
    3.19%, 04/01/2034 (b)                                           1,000,000      1,000,000
    3.00%, 04/01/2035 (b)                                             500,000        500,000
Quakertown General Authority
    6.05%, 07/20/2017                                                 765,000        812,736
                                                                                ------------
                                                                                  14,242,135
                                                                                ------------

Rhode Island - 0.09%
Rhode Island Housing & Mortgage Finance Corp.
    5.29%, 10/01/2018                                                 575,000        572,884
                                                                                ------------

South Dakota - 0.25%
South Dakota Housing Development Authority
    3.16%, 05/01/2032 (b)                                           1,550,000      1,550,000
                                                                                ------------

Tennessee - 0.04%
Tennessee Housing Development Agency
    2.80%, 01/01/2007                                                 250,000        247,818
                                                                                ------------

Texas - 2.53%
Texas Department of Housing & Community Affairs
    4.60%, 09/01/2019 (b)                                           1,100,000      1,100,000
    7.01%, 09/01/2026                                               8,455,000      9,025,628
Texas Public Finance Authority
    2.625%, 06/15/2006                                              3,800,000      3,774,578
    2.875%, 12/15/2006                                                700,000        688,730
    3.125%, 06/15/2007                                              1,225,000      1,196,433
                                                                                ------------
                                                                                  15,785,369
                                                                                ------------

Utah - 3.90%
Utah Housing Corp.
    3.36%, 07/01/2014                                               2,750,000      2,645,170
    3.39%, 07/01/2014                                               1,780,000      1,772,204
    3.48%, 07/01/2014                                               1,670,000      1,644,983
    3.52%, 07/01/2014                                               1,490,000      1,487,512
    4.04%, 07/01/2015                                               3,035,000      3,017,427
    4.55%, 07/01/2015                                               1,575,000      1,559,581
    4.78%, 07/01/2015                                               2,000,000      1,984,620
    4.87%, 07/20/2014                                                 165,000        164,094
    4.96%, 07/01/2016                                               1,325,000      1,300,779
    5.26%, 07/20/2018                                                 695,000        706,613
    6.10%, 07/20/2028                                               4,250,000      4,507,083
    6.21%, 07/20/2018                                               1,035,000      1,092,794
    6.25%, 07/20/2018                                                 750,000        780,248
West Jordan Redevelopment Agency
    4.92%, 06/01/2009                                                 865,000        859,308
    5.00%, 06/01/2010                                                 835,000        829,589
                                                                                ------------
                                                                                  24,352,005
                                                                                ------------

Virginia - 5.75%
Virginia Housing Development Authority
    4.40%, 09/01/2012                                               2,850,000      2,727,194
    4.82%, 03/01/2016                                               1,280,000      1,237,619
    4.84%, 12/01/2013                                               1,045,000      1,022,491
    4.89%, 12/01/2014                                               2,955,000      2,895,102
    5.00%, 12/25/2032                                               3,423,413      3,322,850
    5.07%, 03/01/2023                                               3,880,000      3,669,044
    5.35%, 12/01/2019                                               4,845,000      4,844,564
    5.50%, 12/01/2020 to 06/25/2034                                13,038,828     12,924,990
    6.00%, 05/01/2013                                               1,000,000      1,028,060
    6.50%, 06/25/2032                                               1,685,778      1,725,816
    6.75%, 03/01/2010                                                 500,000        524,875
                                                                                ------------
                                                                                  35,922,605
                                                                                ------------

Washington - 0.81%
State of Washington
    3.40%, 07/01/2007                                               1,000,000        979,390
    4.40%, 07/01/2009                                               2,000,000      1,964,100
Washington State Housing Finance Commission
    4.58%, 06/15/2037 (b)                                             625,000        625,000
    4.60%, 09/15/2037 (b)                                             700,000        700,000
    6.03%, 01/01/2020                                                 760,000        788,036
                                                                                ------------
                                                                                   5,056,526
                                                                                ------------

TOTAL MUNICIPAL BONDS (Cost $209,555,136)                                       $208,430,049
                                                                                ------------

                                                                    Shares         Value
                                                                 ------------   ------------
MISCELLANEOUS INVESTMENTS - 2.21%
Miscellaneous Investment - 2.21%
Asset Management Fund Shares Ultra Short Portfolio                    514,403      5,000,000
CRF Affordable Housing, 5.5%, 04/25/2035 (a)                        8,613,953      8,509,931
CRF-17 LLC Notes, 07/01/2010 (a)                                      321,451        319,844
                                                                                ------------
                                                                                  13,829,775
                                                                                ------------

TOTAL MISCELLANEOUS INVESTMENTS (Cost $14,084,479)                              $ 13,829,775
                                                                                ------------

                                                                  Principal
                                                                    Amount         Value
                                                                 ------------   ------------
SHORT TERM INVESTMENTS  - 1.93%
Certificates of Deposit - 0.06%
Delta Southern Credit Union
    3.25%, 10/31/2006                                            $    100,000   $    100,000
Hope Community Credit Union
    4.00%, 09/12/2006                                                 100,000        100,000
Liberty Bank Credit Union
    2.50%, 10/28/2006                                                 100,000        100,000
Self Help Credit Union
    3.85%, 07/04/2006                                                 100,000        100,000
                                                                                ------------
                                                                                     400,000
                                                                                ------------

                                                                    Shares         Value
                                                                 ------------   ------------
Money Market Fund - 1.87%
Evergreen Institutional Money Market Fund                        $ 11,678,923   $ 11,678,923
                                                                                ------------
TOTAL SHORT TERM INVESTMENTS (Cost $12,078,923)                                 $ 12,078,923
                                                                                ------------
Total Investments  (Cost $641,060,336) - 101.29%                                $632,914,963
Liabilities in Excess of Other Assets, Net (1.29)%                                -8,089,710
                                                                                ------------
TOTAL NET ASSETS - 100.00%                                                      $624,825,253
                                                                                ============

Footnotes

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2006, these securities amounted to $10,004,775, which represents 1.60% of total net assets.

(b) Variable rate securities, the coupon rate shown is the effective interest rate as of February 28, 2006.

(c) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at February 28, 2006 is $17,579,553, which represents 2.81% of total net assets.


The following information for the Fund is presented on an income tax basis as of February 28, 2006:


  Cost of Investment                              $  641,060,336
  Gross Unrealized Appreciation                        2,128,464
  Gross Unrealized Depreciation                      (10,273,837)
                                                  --------------
  Net Unrealized Gain/(Loss)                      $   (8,145,373)
                                                  ==============

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a - 3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund

By /s/ David K. Downes
   ---------------------------------
       David K. Downes, President/Principal Executive Officer

Date: April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David K. Downes
   ---------------------------------
       David K. Downes, President/Principal Executive Officer

Date: April 26, 2006

By /s/ Paul Giorgio
   ---------------------------------
       Paul Giorgio, Treasurer/Principal Financial Officer

Date: April 26, 2006